Other account payables and accrued expenses	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Other account payables and accrued expenses
Note 9: - Other account payables and accrued expenses

Other payable and accrued expenses consisted of the following as of:

	December 31,
	2023	2022
Accrued expenses and other	$26,709	$24,859
Accrued payroll and government authorities	16,906	14,705
Tax withholding in connection with employees’ exercises of share options and vested RSUs	408	320
Derivatives	87	1,444
	$44,110	$41,328